Significant transactions	3 Months Ended
Jan. 31, 2024
Text Block [Abstract]
Significant transactions
Note 4. Significant transactions
Sale of certain banking assets in the Caribbean
On October 31, 2023, FirstCaribbean International Bank Limited (CIBC FirstCaribbean) announced that it had entered into an agreement to sell its banking assets in Curaçao and Sint Maarten. The transactions are subject to regulatory approvals and other closing conditions, which are expected to be finalized by the first quarter of 2025. The impacts upon closing are not expected to be material.